Net Loss Per Share Attributable to Common Shareholders - Schedule Of Potentially Dilutive Securities (Details) - shares	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Potentially Dilutive Securities
Redeemable convertible preferred stock	44,494,703	44,494,703
Stock options	36,363,184	16,437,980
Restricted stock units	4,655,274	4,916,829
Series D and D-2 preferred stock warrants	756,172	1,094,667
Pay-to-Play warrants (estimated See Note 8)	1,127,088	721,086
Common stock warrants	0	2,063
Pre-funded warrant (estimated See Note 8)	2,000,000	7,007,582
Pre-funded warrant April 2024	4,500,000	0
Total potentially dilutive shares	93,896,421	74,674,910